OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Earned From Time Charters, Voyage Charters and Other Revenues	The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2022 and 2021 respectively:

(in thousands of $)	2022	2021
Time charter revenues	345,241	205,518
Voyage charter revenues	236,158	227,223
Other revenues	450	1,014
Total operating revenues	581,849	433,755

(in thousands of $)	Lease	Non- lease	Total
Time charter revenues	327,497	17,744	345,241
Voyage charter revenues	33,735	202,423	236,158
Other revenues	—	450	450
Total operating revenues	361,232	220,617	581,849

Schedule of Contract Assets	As of June 30, 2022 and December 31, 2021, we reported the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2022	2021
Voyages in progress	10,822	14,476
Trade accounts receivable	5,153	15,916
Other current assets (capitalized fulfillment costs)	1,943	3,249
Total	17,918	33,641